Fair Value Measurements (details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements disclosure
Percent of fixed maturities for which a pricing service estimates fair value	98.00%	98.00%
Fair value of the fixed maturities for which the Company used an internal pricing matrix	$ 94	$ 102
Fair value of the fixed maturities for which the Company received a broker quote	161	128
Convertible bonds held containing embedded conversion options that are valued separately from the host bond contract and disclosed in Level 2	$ 8	$ 21
Percent of short-term securities for which a pricing service estimates fair value	97.00%	95.00%
Percent of debt, including commercial paper, for which a pricing service estimates fair value	100.00%	100.00%